UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21803

The Campbell Multi-Strategy Trust

(Exact name of registrant as specified in charter)

210 West Pennsylvania Avenue, Suite 770
Towson, Maryland 21204

(Address of principal executive offices) (Zip code)

Thomas P. Lloyd
210 West Pennsylvania Avenue, Suite 770
Towson, Maryland 21204

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-296-3301

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 — June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

The assets of The Campbell Multi-Strategy Trust (the “Trust”) are systematically traded pursuant to technical trading models, which analyze market data and statistics. The models trade pursuant to signals generated as a result of computer analysis of such data. The Trust trades a high number of positions and may hold those positions for relatively short periods of time. Accordingly, the Trust has instructed Campbell & Company Investment Adviser LLC, the investment adviser, not to vote proxies for holdings that (i) represent less than 5% of the Trust’s portfolio, and (ii) have been held, or are expected to be held, for less than 6 months. For holdings that do represent 5% or more of the Trust’s portfolio or are held for 6 months or more, the Trust has instructed the investment adviser to perform a cost-benefit analysis to determine whether voting a proxy for that company is in the best interest of the Trust.

Applying that procedure, the Trust’s investment adviser has not voted any proxies for the most recent twelve-month period ended June 30, 2006.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Campbell Multi-Strategy Trust

(Registrant)

By (Signature and Title)*	/s/ Thomas. P. Lloyd Thomas P. Lloyd, Secretary

Date   August 30, 2006

*Print the name and title of each signing officer under his or her signature.